Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL (Parenthetical) (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Credit Card Loans [member] | Principal [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days	180 days
Credit Card Loans [member] | Interest [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days	180 days
Residential mortgages [member] | Financial instruments credit-impaired after purchase or origination [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Purchased credit impaired loans	$ 32
Consumer installment and other personal loans [member] | Financial instruments credit-impaired after purchase or origination [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Purchased credit impaired loans	51
Business and government loans [member] | Financial instruments credit-impaired after purchase or origination [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Purchased credit impaired loans	$ 165